Cover	Feb. 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2021
Entity File Number	001-34223
Entity Registrant Name	CLEAN HARBORS, INC.
Entity Central Index Key	0000822818
Entity Tax Identification Number	04-2997780
Entity Incorporation, State or Country Code	MA
Entity Address, Address Line One	42 Longwater Drive
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061-9149
City Area Code	781
Local Phone Number	792-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CLH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false